SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION (Details) - shares	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated shares	18,000
Merger Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares outstanding		13,098
Exhange ratio		57010.00%
Estimated shares		7,467,134